CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 1) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ 260,239	$ 39,884	¥ 304,626	¥ 242,084
Operating loss	(138,393)	(21,210)	222,789	207,612
Interest income	15,091	2,313	17,952	26,376
Others, net	26,961	4,132	10,115	15,397
Income/(Loss) before income tax expense	(157,139)	(24,083)	215,257	214,199
Income tax expense	(15,695)	(2,406)	70,697	71,763
Net income/(loss)	(132,433)	(20,296)	148,100	142,958
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(1,275)	(196)	(1,542)	2,419
Comprehensive income/(loss)	(133,708)	(20,492)	146,558	145,377
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(8,537)	(1,308)	(5,600)	(8,400)
Operating loss	(8,537)	(1,308)	(5,600)	(8,400)
Equity in profit/(loss) of subsidiaries and the VIEs	(123,902)	(18,989)	153,668	138,698
Interest income	6	1	32	22
Others, net				12,638
Income/(Loss) before income tax expense	(132,433)	(20,296)	148,100	142,958
Income tax expense	0	0	0	0
Net income/(loss)	(132,433)	(20,296)	148,100	142,958
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(1,275)	(196)	(1,542)	2,419
Other comprehensive income/(loss)	(1,275)	(196)	(1,542)	2,419
Comprehensive income/(loss)	¥ (133,708)	$ (20,492)	¥ 146,558	¥ 145,377